Shareholders' Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Shareholders' Equity

11. Shareholders’ Equity

As of June 30, 2025, the Company’s capital structure was comprised of the following shares:

	As of June 30, 2025	As of December 31, 2024
Common shares	58,725,267	58,387,313
Treasury shares	1,221,061	1,551,061
Total Company’s shares	59,946,328	59,938,374

In January 2024, the board of directors adopted an amended and restated Compensation Plan (the “Plan”) and reserved for issuance a maximum number of 3,300,000 restricted common shares. On January 25, 2024, 1,100,000 common shares of the 3,300,000 restricted common shares were issued and recognized under treasury shares. On January 28, 2025, the Company transferred 330,000 shares vested in 2024, from treasury shares to common shares.

On January 27, 2025, the Company entered into an open market sales agreement (the “Sales Agreement”) with Jefferies LLC (“Jefferies”) under which the Company may sell, from time to time, through Jefferies, as its sales agent, new common shares having an aggregate offering amount of up to $75,000. The open-market sale agreement provides that Jefferies, when it is acting as the Company’s sales agent, will be entitled to compensation of up to 2.5% of the gross sales price of the common shares sold through Jefferies from time to time. During the six-month period ended June 30, 2025, the Company issued 7,954 new common shares resulting in net proceeds of $173 after the payment of commission to the sales agent, but before offering expenses. During the six-month period ended June 30, 2025, the Company recognized offering expenses of $454 in connection with the Sales Agreement.

On June 10, 2025, the Company announced that it has implemented a Dividend Reinvestment Plan (the “DRIP”). During the six-month period ended June 30, 2025, the Company did not issue any new common shares under the DRIP. During the six-month period ended June 30, 2025, the Company recognized expenses of $219 relating to the DRIP.

11. Shareholders’ Equity – Continued

Details of the Company’s Shareholders’ Equity are discussed in Note 14 of the Company’s Consolidated Financial Statements for the year ended December 31, 2024.

During the six-month periods ended June 30, 2025 and 2024, the Company declared and paid the following distributions to its common shareholders:

	During the six - month period ended June 30, 2025	During the six - month period ended June 30, 2024
Common shareholders / unitholders
Distributions per common share declared	$0.30	$0.30
Common shares distribution	$17,803	$16,643
General partner and incentive distribution rights (“IDR”)	$—	$104